Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital And Reserves [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2023		December 31, 2022
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,710,000	$1.35	2,330,500	$1.34
Granted	1,625,000	1.12	1,250,000	1.29
Exercised	(238,500)	1.43	(770,500)	1.24
Expired	(705,000)	1.47	(100,000)	1.38
Outstanding - end of year	3,391,500	$1.21	2,710,000	$1.35

	December 31, 2021
	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,050,000	$1.20
Granted	730,000	1.67
Exercised	(449,500)	1.20
Expired	-	-
Outstanding - end of year	2,330,500	$1.34

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number of options outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
250,000*	$1.00	0.28
66,500**	2.00	0.05
350,000	1.35	0.52
500,000	1.25	1.07
100,000	1.15	1.48
500,000	1.35	1.78
75,000	1.50	2.11
150,000*	1.10	2.11
1,200,000***	1.10	4.88
200,000	1.10	4.92
3,391,500	$1.21	2.70

Disclosure of changes in warrants outstanding and weighted average exercise price [Table Text Block]
	December 31, 2023		December 31, 2022
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	5,371,896	$1.49	2,059,470	$1.62
Granted	820,000	1.39	3,561,926	1.40
Exercised	(5,000)	1.50	(150,000)	1.35
Expired	(1,428,970)	2.03	(99,500)	1.62
Outstanding - end of year	4,757,926	$1.31	5,371,896	$1.49
	December 31, 2021
	Number of shares	Weighted average exercise price
Outstanding - beginning of year	1,624,293	$1.18
Granted	1,501,985	2.01
Exercised	(865,458)	1.51
Expired	(201,350)	1.50
Outstanding - end of year	2,059,470	$1.62

Disclosure of number of warrants outstanding, exercise price and expiry date [Table Text Block]

Outstanding warrants	Expiry Date	Exercise price
11,000*	April 24, 2024	$0.55
520,000*	April 24, 2024	$0.55
1,909,000**	March 28, 2025	$1.35
577,000	November 29, 2025	$1.50
925,926	December 13, 2025	$1.46
355,000	May 3, 2028	$1.50
460,000	June 30, 2026	$1.30
4,757,926

Disclosure of convertible equity reserve [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Opening balance	$-	$-	$-
Equity reserve related to convertible debenture (note 11)	37,219	-	-
Ending balance	$37,219	$-	$-